UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07692

Legg Mason Investors Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2009

Date of reporting period: September 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason

Investors Trust, Inc.

September 30, 2008

Semi-Annual Report to Shareholders	1

To Our Shareholders

We are pleased to provide you with Legg Mason Investors Trust’s semi-annual report for American Leading Companies Trust and U.S. Small-Capitalization Value Trust, for the six months ended September 30, 2008.

	Total Returns
	6 Months	1 Year
American Leading Companies Trust:
Primary Class	–19.00%	–36.38%
Institutional Class	–18.57%	–35.72%
S&P 500 Stock Composite IndexA	–10.87%	–21.98%

U.S. Small-Cap Value Trust:
Primary Class	–4.54%	–17.68%
Institutional Class	–4.07%	–16.87%
Russell 2000 IndexB	–0.54%	–14.48%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmason.com/individualinvestors. For the Institutional Class please visit www.lminstitutionalfunds.com. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The market environment of the past six months has been among the most challenging seen by equity investors for generations. Concerns about our global financial system and the health of the global economy have negatively affected virtually all asset classes, including, of course, U.S. equities.

We understand the concerns created by market turmoil and declining prices. While no one can predict with certainty when the current crisis will end, we are heartened by the recent actions of the U.S. government to support and repair our financial system.

A	S&P 500 Stock Composite Index — A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market.
B	Russell 2000® Index — An unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

2	Semi-Annual Report to Shareholders

We continue to believe in the resiliency of the U.S. economy. We believe that turmoil and downturn will eventually be followed by recovery and appreciation. And we believe in the long-term potential of our equity markets to provide rewards to patient investors. We remain committed to helping you, our shareholders, build wealth over the long term.

Information about each Fund’s performance over longer periods of time is shown in the respective Performance Information sections within this report. For more information about each Fund’s share classes included in this report, please contact your financial advisor.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

October 21, 2008

Semi-Annual Report to Shareholders	3

Expense Example

American Leading Companies Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Primary Class
Actual	$1,000.00	$810.00	$8.44
Hypothetical (5% return before expenses)	1,000.00	1,015.74	9.40
Institutional Class
Actual	$1,000.00	$814.30	$3.73
Hypothetical (5% return before expenses)	1,000.00	1,020.96	4.15

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.86% and 0.82% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

4	Semi-Annual Report to Shareholders

Performance Information

American Leading Companies Trust

The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders	5

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–36.38%	–36.38%
Five Years	+2.93%	+0.58%
Ten Years	+22.11%	+2.02%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–35.72%	–35.72%
Five Years	+8.23%	+1.59%
Life of Class*	+0.63%	+0.09%

*	Inception date: June 14, 2001

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning May 31, 2001.

Semi-Annual Report to Shareholders	7

Portfolio Composition (as of September 30, 2008)B

(As a percentage of the portfolio)

Top 10 Holdings (as of September 30, 2008)

Security	% of Net Assets
J.P. Morgan Chase and Co.	6.6%
Bank of America Corp.	6.0%
International Business Machines Corp.	4.0%
Philip Morris International Inc.	4.0%
Citigroup Inc.	3.9%
Hewlett-Packard Co.	3.9%
UnitedHealth Group Inc.	3.8%
Health Net Inc.	3.8%
General Electric Co.	3.7%
Texas Instruments Inc.	3.2%

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

American Leading Companies Trust

Selected Portfolio PerformanceC

Strongest performers for the quarter ended September 30, 2008D
1.	UAL Corp.	+68.4%
2.	Bank of America Corp.	+49.5%
3.	Pulte Homes Inc.	+45.5%
4.	J.P. Morgan Chase and Co.	+37.6%
5.	Capital One Financial Corp.	+35.4%
6.	Sears Holding Corp.	+26.9%
7.	Amgen Inc.	+25.7%
8.	Lennar Corp.	+24.6%
9.	Citigroup Inc.	+24.5%
10.	Kraft Foods Inc.	+16.1%

Weakest performers for the quarter ended September 30, 2008D
1.	Jabil Circuit Inc.	–41.6%
2.	Sprint Nextel Corp.	–35.8%
3.	Anadarko Petroleum Corp.	–35.1%
4.	Lloyds TSB Group PLC	–32.8%
5.	Noble Corp.	–32.4%
6.	Baker Hughes Inc.	–30.6%
7.	Transocean Inc.	–27.9%
8.	Apache Corp.	–24.9%
9.	Devon Energy Corp.	–24.0%
10.	Nokia Oyj – ADR	–23.9%

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D	Securities held for the entire quarter.

Semi-Annual Report to Shareholders	9

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
None	American International Group Inc.
Applied Materials Inc.
Centax Corp.
Countrywide Financial Corp.
Expedia Inc.
Flextronics International Ltd.
Freddie Mac
General Motors Corp.
Morgan Stanley
The Travelers Cos. Inc.
XL Capital Ltd.

10	Semi-Annual Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

September 30, 2008 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 99.8%
Consumer Discretionary — 9.1%
Household Durables — 2.9%
Lennar Corp.	317,500	$4,822,825
Pulte Homes Inc.	420,900	5,879,973

		10,702,798

Media — 2.1%
Time Warner Inc.	569,000	7,459,590

Multiline Retail — 1.6%
Sears Holdings Corp.	62,500	5,843,750	A

Specialty Retail — 2.5%
The TJX Cos. Inc.	293,000	8,942,360

Consumer Staples — 7.2%
Food Products — 2.0%
Kraft Foods Inc.	220,000	7,205,000

Tobacco — 5.2%
Altria Group Inc.	230,000	4,563,200
Philip Morris International Inc.	299,000	14,381,900

		18,945,100

Energy — 6.3%
Energy Equipment and Services — 3.1%
Baker Hughes Inc.	33,000	1,997,820
Noble Corp.	88,000	3,863,200
Transocean Inc.	48,000	5,272,320	A

		11,133,340

Oil, Gas and Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	47,000	2,279,970
Apache Corp.	33,000	3,441,240

Semi-Annual Report to Shareholders	11

	Shares	Value
Energy — Continued
Oil, Gas and Consumable Fuels — Continued
Devon Energy Corp.	46,000	$4,195,200
Exxon Mobil Corp.	23,000	1,786,180

		11,702,590

Financials — 20.6%
Capital Markets — 0.8%
Merrill Lynch and Co. Inc.	115,000	2,909,500

Commercial Banks — 2.5%
Lloyds TSB Group PLC	1,810,000	7,534,478
National City Corp.	900,000	1,575,000

		9,109,478

Consumer Finance — 0.8%
Capital One Financial Corp.	54,750	2,792,250

Diversified Financial Services — 16.5%
Bank of America Corp.	625,000	21,875,000
Citigroup Inc.	697,500	14,305,725
J.P. Morgan Chase and Co.	511,000	23,863,700

		60,044,425

Health Care — 17.7%
Biotechnology — 2.4%
Amgen Inc.	146,000	8,653,420	A

Health Care Providers and Services — 10.5%
Health Net Inc.	582,600	13,749,360	A
UnitedHealth Group Inc.	549,000	13,939,110
WellPoint Inc.	226,600	10,598,082	A

		38,286,552

12	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares	Value
Health Care — Continued
Pharmaceuticals — 4.8%
Johnson and Johnson	163,500	$11,327,280
Pfizer Inc.	320,000	5,900,800

		17,228,080

Industrials — 13.0%
Aerospace and Defense — 5.3%
General Dynamics Corp.	119,000	8,760,780
Lockheed Martin Corp.	95,000	10,418,650

		19,179,430

Airlines — 2.3%
UAL Corp.	940,000	8,262,600

Industrial Conglomerates — 3.7%
General Electric Co.	530,500	13,527,750

Machinery — 1.7%
Caterpillar Inc.	107,500	6,407,000

Information Technology — 24.1%
Communications Equipment — 2.8%
Nokia Oyj — ADR	544,703	10,158,711

Computers and Peripherals — 7.9%
Hewlett-Packard Co.	308,700	14,274,288
International Business Machines Corp.	125,000	14,620,000

		28,894,288

Electronic Equipment, Instruments & Components — 2.0%
Jabil Circuit Inc.	760,000	7,250,400

Semi-Annual Report to Shareholders	13

	Shares	Value
Information Technology — Continued
Internet Software and Services — 3.4%
eBay Inc.	342,000	$7,653,960	A
Yahoo! Inc.	263,500	4,558,550	A

		12,212,510

IT Services — 2.3%
Accenture Ltd.	219,000	8,322,000

Semiconductors and Semiconductor Equipment — 3.2%
Texas Instruments Inc.	544,200	11,700,300

Software — 2.5%
Microsoft Corp.	346,000	9,234,740

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
Sprint Nextel Corp.	1,075,000	6,557,500

Total Common Stocks and Equity Interests (Cost — $305,002,574)		362,665,462

Total Investments — 99.8% (Cost — $305,002,574)B		362,665,462
Other Assets Less Liabilities — 0.2%		748,170

Net Assets — 100.0%		$363,413,632

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$112,766,967

Gross unrealized depreciation	(55,104,079)

Net unrealized appreciation	$57,662,888

ADR — American Depository Receipt

See notes to financial statements.

14	Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

American Leading Companies Trust

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost – $305,002,574)		$362,665,462
Receivable for securities sold		8,126,625
Dividends receivable		891,668
Receivable for fund shares sold		106,409
Other assets		6,975

Total assets		371,797,139
Liabilities:
Payable for fund shares repurchased	$7,125,254
Accrued distribution and service fees	406,827
Cash overdraft	394,107
Accrued management fee	139,589
Accrued expenses	317,730

Total liabilities		8,383,507

Net Assets		$363,413,632

Net assets consist of:
Accumulated paid-in-capital		$319,254,723
Undistributed net investment income		3,019,430
Accumulated net realized loss on investments and foreign currency transactions		(16,488,590)
Unrealized appreciation of investments		57,628,069

Net Assets		$363,413,632

Net Asset Value Per Share:
Primary Class (21,742,294 shares outstanding)		$15.77

Institutional Class (1,239,778 shares outstanding)		$16.61

See notes to financial statements.

Semi-Annual Report to Shareholders	15

Statement of Operations

American Leading Companies Trust

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Dividends	$6,253,751
Interest	8,423
Less: Foreign taxes withheld	(74,679)

Total income		$6,187,495

Expenses:
Management fees	1,772,332
Distribution and service fees:
Primary Class	2,301,422
Audit and legal fees	23,650
Custodian fees	37,596
Directors’ fees and expenses	36,222
Registration fees	21,952
Reports to shareholders	97,100
Transfer agent and shareholder servicing expense:
Primary Class	141,187
Institutional Class	7,452
Other expenses	20,300

Net expenses		4,459,213

Net Investment Income		1,728,282
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(8,622,903)
Foreign currency transactions	(25,336)

		(8,648,239)

Change in unrealized depreciation of:
Investments	(90,837,929)
Assets and liabilities denominated in foreign currency	(30,414)

		(90,868,343)

Net Realized and Unrealized Loss on Investments		(99,516,582)

Change in Net Assets Resulting From Operations		$(97,788,300)

See notes to financial statements.

16	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

American Leading Companies Trust

	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
	(Unaudited)
Change in Net Assets:

Net investment income	$1,728,282	$1,793,894

Net realized gain/(loss)	(8,648,239)	38,783,820

Change in unrealized depreciation	(90,868,343)	(160,538,236)

Change in net assets resulting from operations	(97,788,300)	(119,960,522)
Distributions to shareholders from:
Net investment income:
Institutional Class	(376,810)	—
Net realized gain on investments:
Primary Class	(1,224,154)	(44,369,956)
Institutional Class	(159,648)	(4,690,375)
Change in net assets from fund share transactions:
Primary Class	(98,710,605)	(82,074,308)
Institutional Class	(38,071,800)	13,294,031

Change in net assets	(236,331,317)	(237,801,130)

Net Assets:

Beginning of period	599,744,949	837,546,079

End of period	$363,413,632	$599,744,949

Undistributed net investment income	$3,019,430	$1,667,958

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Financial Highlights

American Leading Companies Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30,		Years Ended March 31,
	2008		2008		2007		2006	2005		2004
	(Unaudited)
Net asset value, beginning of period	$19.52		$24.87		$24.59		$21.85	$19.85		$14.54

Investment operations:
Net investment income/(loss)	.05	A	.03	A	(.06	)A	.01	—	B	.01
Net realized and unrealized gain/(loss)	(3.75)		(3.81)		1.64		2.73	2.01		5.30

Total from investment operations	(3.70)		(3.78)		1.58		2.74	2.01		5.31

Distributions from:
Net investment income	—		—		(.01)		—	(.01)		—	B
Net realized gain on investments	(.05)		(1.57)		(1.29)		—	—		—

Total distributions	(.05)		(1.57)		(1.30)		—	(.01)		—

Net asset value, end of period	$15.77		$19.52		$24.87		$24.59	$21.85		$19.85

Total return	(19.00	)%C	(16.24)%		6.68%		12.54%	10.12%		36.54%

Ratios to Average Net Assets:D
Total expenses	1.86	%E	1.83%		1.85%		1.86%	1.88%		1.90%
Expenses net of waivers, if any	1.86	%E	1.83%		1.85%		1.86%	1.88%		1.90%
Expenses net of all reductions	1.86	%E	1.83%		1.85%		1.86%	1.88%		1.90%
Net investment income (loss)	.59	%E	.12%		(.23)%		.04%	(.01)%		.05%
Supplemental Data:
Portfolio turnover rate	12.2	%C	28.4%		19.0%		14.3%	19.4%		19.6%
Net assets, end of period (in thousands)	$342,817		$531,186		$765,000		$757,630	$654,019		$585,295

A	Computed using average daily shares outstanding.
B	Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months Ended September 30,		Years Ended March 31,
	2008		2008		2007		2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$20.57		$25.86		$25.33		$22.34	$20.28	$14.83

Investment operations:
Net investment income	.16	A	.31	A	.23	A	.22	.21	.20
Net realized and unrealized gain/(loss)	(3.96)		(4.03)		1.67		2.82	2.06	5.42

Total from investment operations	(3.80)		(3.72)		1.90		3.04	2.27	5.62

Distributions from:
Net investment income	(.11)		—		(.08)		(.05)	(.21)	(.17)
Net realized gain on investments	(.05)		(1.57)		(1.29)		—	—	—

Total distributions	(.16)		(1.57)		(1.37)		(.05)	(.21)	(.17)

Net asset value, end of period	$16.61		$20.57		$25.86		$25.33	$22.34	$20.28

Total return	(18.57	)%C	(15.37)%		7.77%		13.63%	11.21%	37.96%

Ratios to Average Net Assets:D
Total expenses	.82	%E	.79%		.82%		.84%	.90%	.85%
Expenses net of waivers, if any	.82	%E	.79%		.82%		.84%	.90%	.85%
Expenses net of all reductions	.82	%E	.79%		.82%		.84%	.90%	.85%
Net investment income	1.61	%E	1.22%		.90%		1.09%	.99%	1.14%
Supplemental Data:
Portfolio turnover rate	12.2	%C	28.4%		19.0%		14.3%	19.4%	19.6%
Net assets, end of period (in thousands)	$20,597		$68,559		$72,546		$41,476	$21,386	$16,996

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Expense Example

U.S. Small-Capitalization Value Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested on April 1, 2008, and held through September 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses PaidA During the Period 4/1/08 to 9/30/08
Primary Class
Actual	$1,000.00	$954.60	$9.80
Hypothetical (5% return before expenses)	1,000.00	1,015.04	10.10
Institutional Class
Actual	$1,000.00	$959.30	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,020.05	5.06

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 2.00% and 1.00% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

20	Semi-Annual Report to Shareholders

Performance Information

U.S. Small-Capitalization Value Trust

The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders	21

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–17.68%	–17.68%
Five Years	+28.80%	+5.19%
Ten Years	+99.22%	+7.14%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

22	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	–16.87%	–16.87%
Five Years	+35.84%	+6.32%
Ten Years	+120.41%	+8.22%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	23

Portfolio Composition (as of September 30, 2008)A

(As a percentage of the portfolio)

Top 10 Holdings (as of September 30, 2008)

Security	% of Net Assets
Rent-A-Center Inc.	1.7%
Con-way Inc.	1.4%
Del Monte Foods Co.	1.2%
Delphi Financial Group Inc.	1.2%
Ethan Allen Interiors Inc.	1.1%
Lennox International Inc.	1.1%
Stone Energy Corp.	1.1%
WGL Holdings Inc.	1.1%
International Bancshares Corp.	1.1%
Trustmark Corp.	1.1%

A	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

24	Semi-Annual Report to Shareholders

Performance Information — Continued

U.S. Small-Capitalization Value Trust B

Selected Portfolio Performance C

Strongest performers for the quarter ended September 30, 2008D
1.	TriCo Bancshares	+98.0%
2.	Unifi Inc.	+92.1%
3.	Univest Corporation of Pennsylvania	+87.6%
4.	Ameris Bancorp	+71.3%
5.	Guaranty Bancorp	+69.4%
6.	Arrow Financial Corp.	+63.8%
7.	Union Bankshares Corp.	+62.4%
8.	BancorpSouth Inc.	+62.2%
9.	Michael Baker Corp.	+59.1%
10.	Frontier Financial Corp.	+58.7%

Weakest performers for the quarter ended September 30, 2008D
1.	TBS International Ltd.	–66.3%
2.	Conseco Inc.	–64.5%
3.	Nanometrics Inc.	–63.8%
4.	Integrated Silicon Solution Inc.	–58.5%
5.	Plug Power Inc.	–57.9%
6.	Trico Marine Services, Inc.	–53.1%
7.	PC Mall, Inc.	–49.6%
8.	National Dentex Corp.	–49.3%
9.	Complete Production Services, Inc.	–44.7%
10.	Bronco Drilling Co. Inc.	–44.4%

B	Portfolio changes are not reported for U.S. Small-Cap due to the Fund’s high volume of trading.
C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D	Securities held for the entire quarter.

Semi-Annual Report to Shareholders	25

Portfolio of Investments

U.S. Small-Capitalization Value Trust

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.9%
Consumer Discretionary — 16.3%
Auto Components — 0.7%
ATC Technology Corp.	4,675	$110,985	A
Dorman Products Inc.	10,280	128,808	A
Modine Manufacturing Co.	13,360	193,453
Standard Motor Products Inc.	5,100	31,722
Superior Industries International Inc.	7,380	141,401
TRW Automotive Holdings Corp.	2,280	36,275	A

		642,644

Distributors — 0.1%
Audiovox Corp.	5,750	53,878	A
Core-Mark Holding Co. Inc.	2,870	71,721	A

		125,599

Diversified Consumer Services — 0.5%
Pre-Paid Legal Services Inc.	11,100	457,986	A

Hotels, Restaurants and Leisure — 1.5%
CBRL Group Inc.	24,910	655,133
CEC Entertainment Inc.	2,040	67,728	A
Domino’s Pizza Inc.	6,490	78,789	A
Dover Downs Gaming and Entertainment Inc.	5,390	41,934
Frisch’s Restaurants Inc.	5,300	120,310
Interstate Hotels and Resorts Inc.	7,010	16,473	A
Landry’s Restaurants Inc.	1,820	28,301
Lodgian Inc.	6,100	47,580	A
Red Lion Hotels Corp.	5,100	40,902	A
Speedway Motorsports Inc.	18,050	351,614
Town Sports International Holdings Inc.	3,400	20,740	A

		1,469,504

Household Durables — 2.6%
Bassett Furniture Industries Inc.	3,230	27,617
Blyth Inc.	9,990	113,287
CSS Industries Inc.	15,880	408,751

26	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Household Durables — Continued
Ethan Allen Interiors Inc.	37,970	$1,063,919
Furniture Brands International Inc.	25,670	270,048
Helen of Troy Ltd.	8,300	188,991	A
Hooker Furniture Corp.	12,280	217,970
La-Z-Boy Inc.	14,330	133,556

		2,424,139

Internet and Catalog Retail — N.M.
NutriSystem Inc.	1,900	33,668

Leisure Equipment and Products — 1.3%
Arctic Cat Inc.	3,000	27,450
Cybex International Inc.	4,500	13,545	A
JAKKS Pacific Inc.	31,140	775,698	A
Nautilus Inc.	8,100	37,017	A
Polaris Industries Inc.	7,760	353,002
The Fairchild Corp.	5,200	13,520	A

		1,220,232

Media — 0.9%
AH Belo Corp.	6,528	33,685
Alloy Inc.	3,700	28,601	A
Belo Corp.	11,080	66,037
Cox Radio Inc.	8,850	93,456	A
Lakes Entertainment Inc.	2,800	18,424	A
Saga Communications Inc.	13,800	78,660	A
Scholastic Corp.	10,190	261,679
Valassis Communications Inc.	32,040	277,466	A

		858,008

Specialty Retail — 6.5%
America’s Car-Mart Inc.	2,650	49,263	A
Asbury Automotive Group Inc.	43,320	499,046
Cabela’s Inc.	12,300	148,584	A
Charlotte Russe Holding Inc.	8,480	86,920	A

Semi-Annual Report to Shareholders	27

	Shares/Par	Value
Consumer Discretionary — Continued
Specialty Retail — Continued
Charming Shoppes Inc.	26,276	$128,490	A
Conn’s Inc.	24,590	460,079	A
Eddie Bauer Holdings Inc.	6,600	35,310	A
Group 1 Automotive Inc.	28,160	611,917
Hastings Entertainment Inc.	17,230	99,762	A
Haverty Furniture Cos. Inc.	4,700	53,768
Hot Topic Inc.	1,300	8,593	A
Jos. A Bank Clothiers Inc.	4,948	166,253	A
Mothers Work Inc.	1,600	22,208	A
Penske Automotive Group Inc.	56,830	651,840
Rent-A-Center Inc.	71,620	1,595,694	A
REX Stores Corp.	15,595	180,122	A
Shoe Carnival Inc.	3,410	55,856	A
Sonic Automotive Inc.	4,940	41,792
Stage Stores Inc.	18,385	251,139
Stein Mart Inc.	9,700	37,927
Systemax Inc.	10,100	142,006
The Dress Barn Inc.	16,790	256,719	A
The Finish Line Inc.	4,350	43,456
Zale Corp.	19,450	486,250	A

		6,112,994

Textiles, Apparel and Luxury Goods — 2.2%
Brown Shoe Co. Inc.	15,430	252,743
Columbia Sportswear Co.	9,140	383,514
Culp Inc.	3,340	19,773	A
Jones Apparel Group Inc.	24,920	461,269
K-Swiss Inc.	13,330	231,942
Lakeland Industries Inc.	1,480	19,092	A
Maidenform Brands Inc.	16,540	239,995	A
Oxford Industries Inc.	4,300	111,069
Perry Ellis International Inc.	4,150	61,877	A
R.G. Barry Corp.	3,000	20,460	A

28	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Textiles, Apparel and Luxury Goods — Continued
Skechers U.S.A. Inc.	11,460	$192,872	A
Unifi Inc.	16,690	80,780	A

		2,075,386

Consumer Staples — 3.6%
Food and Staples Retailing — 0.2%
Ingles Markets Inc.	3,400	77,622
The Andersons Inc.	4,710	165,886

		243,508

Food Products — 2.1%
Cal-Maine Foods Inc.	5,100	139,944
Chiquita Brands International Inc.	12,100	191,301	A
Del Monte Foods Co.	141,180	1,101,204
John B. Sanfilippo and Son Inc.	2,200	18,810	A
Monterey Gourmet Foods Inc.	3,740	7,293	A
Sanderson Farms Inc.	6,640	243,954
TreeHouse Foods Inc.	8,710	258,687	A

		1,961,193

Personal Products — 0.8%
CCA Industries Inc.	2,460	13,284
Elizabeth Arden Inc.	2,740	53,786	A
NBTY Inc.	13,120	387,302	A
Nutraceutical International Corp.	9,390	103,760	A
Parlux Fragrances Inc.	5,720	29,401	A
Prestige Brands Holdings Inc.	13,100	116,328	A
Schiff Nutrition International Inc.	9,740	66,524	A

		770,385

Tobacco — 0.5%
Universal Corp.	9,560	469,300

Semi-Annual Report to Shareholders	29

	Shares/Par	Value
Energy — 5.0%
Energy Equipment and Services — 3.3%
Allis-Chalmers Energy Inc.	7,580	$95,887	A
Basic Energy Services Inc.	3,300	70,290	A
Bristow Group Inc.	7,840	265,306	A
Bronco Drilling Co. Inc.	8,660	88,505	A
Cal Dive International Inc.	27,695	293,567	A
Complete Production Services Inc.	18,600	374,418	A
Grey Wolf Inc.	31,750	247,015	A
Gulf Island Fabrication Inc.	3,000	103,410
Gulfmark Offshore Inc.	12,090	542,599	A
Hornbeck Offshore Services Inc.	8,300	320,546	A
Parker Drilling Co.	6,670	53,493	A
PHI Inc.	1,000	36,930	A
Pioneer Drilling Co.	8,400	111,720	A
SEACOR Holdings Inc.	5,470	431,857	A
Trico Marine Services Inc.	4,520	77,202	A

		3,112,745

Oil, Gas and Consumable Fuels — 1.7%
Adams Resources and Energy Inc.	1,100	25,058
GeoMet Inc.	8,400	45,696	A
Stone Energy Corp.	24,750	1,047,667	A
Swift Energy Co.	8,440	326,544	A
The Meridian Resource Corp.	24,700	45,448	A
World Fuel Services Corp.	6,300	145,089

		1,635,502

Financials — 36.3%
Capital Markets — 0.3%
LaBranche Co. Inc.	17,300	77,850	A
Sanders Morris Harris Group Inc.	7,060	61,069
TradeStation Group Inc.	12,180	113,883	A

		252,802

Commercial Banks — 15.1%
1st Source Corp.	6,850	160,975

30	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
American National Bankshares Inc.	8,660	$142,890
Ameris Bancorp	3,840	57,024
Arrow Financial Corp.	10,137	298,129
BancorpSouth Inc.	17,400	489,462
Cadence Financial Corp.	3,540	32,816
Camden National Corp.	10,740	375,363
Chemical Financial Corp.	17,561	546,850
Community Trust Bancorp Inc.	12,569	432,374
F.N.B. Corp.	46,490	742,910
First Bancorp	6,468	110,603
First Community Bancshares Inc.	10,470	392,834
First M&F Corp.	9,766	111,625
First Merchants Corp.	6,850	156,180
First Midwest Bancorp Inc.	14,890	360,934
First United Corp.	7,386	146,981
Firstbank Corp.	1,091	11,128
FirstMerit Corp.	700	14,700
FNB Corp.	1,900	13,889
Frontier Financial Corp.	3,570	47,945
Fulton Financial Corp.	69,690	760,318
German American Bancorp Inc.	9,020	105,083
Guaranty Bancorp	14,740	89,914	A
IBERIABANK Corp.	3,075	162,514
International Bancshares Corp.	37,586	1,014,822
Lakeland Financial Corp.	10,110	222,016
Macatawa Bank Corp.	6,145	42,954
MainSource Financial Group Inc.	14,824	290,550
MB Financial Inc.	4,900	162,043
Merchants Bancshares Inc.	3,840	93,120
Nara Bancorp Inc.	7,330	82,096
National Penn Bancshares Inc.	20,743	302,848
NBT Bancorp Inc.	1,200	35,904
Northrim BanCorp Inc.	8,060	132,184
Old Point Financial Corp.	1,801	36,025

Semi-Annual Report to Shareholders	31

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
PAB Bankshares Inc.	9,185	$61,172
Pacific Capital Bancorp	17,510	356,328
Park National Corp.	3,230	251,940
Penns Woods Bancorp Inc.	4,270	123,830
Peoples Bancorp Inc.	10,568	230,065
Prosperity Bancshares Inc.	8,840	300,472
Renasant Corp.	8,322	180,671
Republic First Bancorp Inc.	2,478	21,336	A
Sierra Bancorp	5,340	111,392
Simmons First National Corp.	5,080	180,848
Southwest Bancorp Inc.	9,560	168,925
StellarOne Corp.	5,400	111,618
Sun Bancorp Inc	5,176	70,135	A
Susquehanna Bancshares Inc.	21,840	426,317
TriCo Bancshares	3,727	80,242
Trustmark Corp.	48,120	998,009
Union Bankshares Corp.	179	4,296
United Bankshares Inc.	16,150	565,250
Univest Corp. of Pennsylvania	3,410	126,170
Washington Trust Bancorp Inc.	5,570	148,162
WesBanco Inc.	13,170	350,585
West Bancorporation	4,126	53,762
Whitney Holding Corp.	33,670	816,497
Wilshire Bancorp Inc.	7,100	86,407
Wintrust Financial Corp.	5,390	158,197
Yadkin Valley Financial Corp.	5,570	94,467

		14,255,096

Consumer Finance — 1.3%
AmeriCredit Corp.	40,170	406,922	A
Cash America International Inc.	5,800	209,032
Credit Acceptance Corp.	10,560	179,520	A
Dollar Financial Corp.	6,760	104,036	A

32	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Consumer Finance — Continued
Nelnet Inc.	11,770	$167,134
World Acceptance Corp.	4,140	149,040	A

		1,215,684

Diversified Financial Services — 0.4%
Asset Acceptance Capital Corp.	5,410	57,021	A
Encore Capital Group Inc.	5,500	75,350	A
Financial Federal Corp.	11,280	258,538
Medallion Financial Corp.	4,820	50,465

		441,374

Insurance — 15.6%
American Equity Investment Life Holding Co.	49,380	370,350
American Physicians Capital Inc.	2,690	113,868
American Physicians Service Group Inc.	1,924	40,731
Amerisafe Inc.	5,200	94,640	A
Amtrust Financial Services Inc.	16,200	220,158
Argo Group International Holdings Ltd.	14,792	545,085	A
Baldwin and Lyons Inc.	3,430	82,217
CNA Surety Corp.	40,170	670,839	A
Conseco Inc.	3,330	11,722	A
Delphi Financial Group Inc.	39,155	1,097,906
Donegal Group Inc. — Class A	6,625	120,111
Donegal Group Inc. — Class B	3,672	61,690
Eastern Insurance Holdings Inc.	2,680	35,966
EMC Insurance Group Inc.	5,452	160,725
Employers Holdings Inc.	11,900	206,822
FBL Financial Group Inc.	9,080	253,241
First Mercury Financial Corp.	5,100	72,675	A
FPIC Insurance Group Inc.	2,410	123,850	A
Hallmark Financial Services Inc.	5,750	52,268	A
Harleysville Group Inc.	16,690	630,882
Hilltop Holdings Inc.	13,600	140,352	A
Horace Mann Educators Corp.	40,170	516,988
Infinity Property and Casualty Corp.	22,840	941,008

Semi-Annual Report to Shareholders	33

	Shares/Par	Value
Financials — Continued
Insurance — Continued
IPC Holdings Ltd.	12,890	$389,407
Max Capital Group Ltd.	13,540	314,534
Meadowbrook Insurance Group Inc.	43,060	304,004
Mercer Insurance Group Inc.	1,730	27,784
Montpelier Re Holdings Ltd.	23,420	386,664
National Interstate Corp.	4,390	105,492
National Western Life Insurance Co.	2,920	706,844
Navigators Group Inc.	6,670	386,860	A
Nymagic Inc.	7,480	188,870
OneBeacon Insurance Group Ltd.	6,500	137,475
Platinum Underwriters Holdings Ltd.	9,780	346,994
PMA Capital Corp.	8,810	77,704	A
Presidential Life Corp.	29,960	473,068
ProAssurance Corp.	8,300	464,800	A
RLI Corp.	7,850	487,406
Safety Insurance Group Inc.	20,305	770,169
SeaBright Insurance Holdings	8,480	110,240	A
Selective Insurance Group Inc.	23,010	527,389
Specialty Underwriters’ Alliance Inc.	5,850	28,841	A
State Auto Financial Corp.	14,430	419,480
Stewart Information Services Corp.	4,200	124,950
The Phoenix Cos. Inc.	46,210	426,980
Tower Group Inc.	5,600	131,936
Unico American Corp.	4,750	38,950	A
United America Indemnity Ltd.	5,660	80,542	A
United Fire and Casualty Co.	13,176	376,702
Zenith National Insurance Corp.	10,380	380,323

		14,778,502

Real Estate Management and Development — N.M.
HouseValues Inc.	5,800	15,370	A

34	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — 3.6%
Abington Bancorp Inc.	6,770	$68,512
BankFinancial Corp.	5,300	77,804
Berkshire Hills Bancorp Inc.	2,970	95,040
First Defiance Financial Corp.	2,652	29,199
First Financial Holdings Inc.	12,540	328,297
First Niagara Financial Group Inc.	26,490	417,217
First Place Financial Corp.	9,862	126,727
Home Federal Bancorp Inc	4,830	61,583
Legacy Bancorp Inc.	2,500	33,750
NewAlliance Bancshares Inc.	29,320	440,680
Parkvale Financial Corp.	7,850	123,637
Provident Financial Services Inc.	14,400	237,744
Timberland Bancorp Inc.	1,950	15,600
United Financial Bancorp Inc.	4,900	72,765
Washington Federal Inc.	33,137	611,378
Webster Financial Corp.	13,280	335,320
Westfield Financial Inc.	8,820	90,846
WSFS Financial Corp.	3,650	219,000

		3,385,099

Health Care — 2.7%
Biotechnology — 0.2%
Emergent Biosolutions Inc.	7,000	91,630	A
Repligen Corp.	8,150	38,386	A
Trimeris Inc.	8,200	32,144

		162,160

Health Care Equipment and Supplies — 0.4%
AngioDynamics Inc.	6,600	104,280	A
Cardiac Science Corp.	6,310	65,372	A
HealthTronics Inc.	8,210	23,973	A
Invacare Corp.	6,100	147,254

Semi-Annual Report to Shareholders	35

	Shares/Par	Value
Health Care — Continued
Health Care Equipment and Supplies — Continued
National Dentex Corp.	1,842	$11,236	A
Theragenics Corp.	9,380	29,266	A

		381,381

Health Care Providers and Services — 1.5%
Advocat Inc.	2,460	12,251	A
AMERIGROUP Corp.	7,500	189,300	A
Cross Country Healthcare Inc.	3,200	52,128	A
Healthspring Inc.	16,400	347,024	A
LifePoint Hospitals Inc.	24,830	798,036	A
PDI Inc.	3,890	30,887	A

		1,429,626

Health Care Technology — N.M.
AMICAS Inc.	7,700	18,480	A

Life Sciences Tools and Services — 0.1%
Albany Molecular Research Inc.	6,320	114,329	A

Pharmaceuticals — 0.5%
Caraco Pharmaceutical Laboratories Ltd.	6,500	81,315	A
Questcor Pharmaceuticals Inc.	5,400	39,690	A
ViroPharma Inc.	23,400	307,008	A

		428,013

Industrials — 17.0%
Aerospace and Defense — 0.2%
Ceradyne Inc.	1,300	47,658	A
Herley Industries Inc.	3,380	57,798	A
Kratos Defense and Security Solutions Inc.	11,100	21,867	A
SIFCO Industries Inc.	3,190	25,520	A
The Allied Defense Group Inc.	2,300	14,122	A

		166,965

36	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Industrials — Continued
Air Freight and Logistics — 0.6%
Atlas Air Worldwide Holdings Inc.	2,010	$81,023	A
Pacer International Inc.	24,640	405,821
Park-Ohio Holdings Corp.	2,970	53,133	A

		539,977

Airlines — 1.0%
Alaska Air Group Inc.	10,110	206,143	A
Republic Airways Holdings Inc.	4,970	50,644	A
SkyWest Inc.	40,550	647,989

		904,776

Building Products — 2.4%
Apogee Enterprises Inc.	11,900	178,857
Armstrong World Industries Inc.	10,400	300,560
Insteel Industries Inc.	3,700	50,283
Lennox International Inc.	31,650	1,052,995
NCI Building Systems Inc.	5,350	169,863	A
Universal Forest Products Inc.	15,710	548,436

		2,300,994

Commercial Services and Supplies — 2.0%
American Reprographics Co.	12,000	207,000	A
Consolidated Graphics Inc.	2,800	84,924	A
Ennis Inc.	16,510	255,244
G & K Services Inc.	3,711	122,648
GeoEye Inc.	5,090	112,642	A
Herman Miller Inc.	15,710	384,424
ICT Group Inc.	4,300	34,615	A
Industrial Services of America Inc.	1,200	12,300
Kimball International Inc.	7,010	75,708
Knoll Inc.	15,800	238,896
Mobile Mini Inc.	900	17,397	A
North American Galvanizing and Coating Inc.	4,399	22,435	A
RSC Holdings Inc.	10,700	121,552	A
United Stationers Inc.	3,470	165,970	A

Semi-Annual Report to Shareholders	37

	Shares/Par	Value
Industrials — Continued
Commercial Services and Supplies — Continued
Virco Manufacturing	8,300	$28,469
WCA Waste Corp.	4,540	21,293	A

		1,905,517

Construction and Engineering — 0.4%
Granite Construction Inc.	7,800	279,396
Michael Baker Corp.	2,000	69,600	A
Perini Corp.	2,680	69,117	A

		418,113

Electrical Equipment — 2.0%
A.O. Smith Corp.	14,800	580,012
Acuity Brands Inc.	10,580	441,821
Belden CDT Inc.	1,400	44,506
Chase Corp.	2,200	27,500
Plug Power Inc.	36,100	35,739	A
Regal-Beloit Corp.	16,880	717,738
SL Industries Inc.	100	1,325	A

		1,848,641

Industrial Conglomerates — 0.2%
Tredegar Corp.	8,800	156,552

Machinery — 2.1%
Alamo Group Inc.	2,670	45,524
American Railcar Industries Inc.	5,280	84,691
Ampco-Pittsburgh Corp.	4,290	111,111
Astec Industries Inc.	5,100	157,233	A
Columbus McKinnon Corp.	5,220	123,035	A
Flow International Corp.	10,400	52,832	A
Greenbrier Cos. Inc.	4,600	89,746
Hardinge Inc.	2,600	33,020
Hurco Cos. Inc.	2,360	69,785	A
Lydall Inc.	6,360	61,247	A
Mueller Industries Inc.	23,920	550,399

38	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Industrials — Continued
Machinery — Continued
NACCO Industries Inc.	1,600	$151,232
NN Inc.	4,915	63,158
Tecumseh Products Co.	2,800	70,112	A
The L.S. Starrett Co.	1,570	28,935
Twin Disc Inc.	300	4,128
Wabash National Corp.	8,420	79,569
Watts Water Technologies Inc.	7,500	205,125

		1,980,882

Marine — 0.2%
Genco Shipping and Trading Ltd.	1,000	33,240
International Shipholding Corp.	5,020	109,938	A
TBS International Ltd.	2,920	39,303	A

		182,481

Professional Services — 1.7%
Barrett Business Services Inc.	2,400	31,152
COMSYS IT Partners Inc.	5,350	52,002	A
Heidrick and Struggles International Inc.	4,320	130,248
Kelly Services Inc.	11,640	221,742
Korn/Ferry International	12,400	220,968	A
MPS Group Inc.	24,210	244,037	A
School Specialty Inc.	5,360	167,178	A
TrueBlue Inc.	27,350	441,976	A
Volt Information Sciences Inc.	8,210	73,726	A
VSE Corp.	1,090	36,766

		1,619,795

Road and Rail — 2.2%
Arkansas Best Corp.	11,310	381,034
Con-way Inc.	30,050	1,325,506
Frozen Food Express Industries Inc.	4,620	24,994
P.A.M. Transportation Services Inc.	6,580	72,051	A
Saia Inc.	10,330	137,182	A

Semi-Annual Report to Shareholders	39

	Shares/Par	Value
Industrials — Continued
Road and Rail — Continued
USA Truck Inc.	2,280	$36,366	A
YRC Worldwide Inc.	12,280	146,869	A

		2,124,002

Trading Companies and Distributors — 2.0%
Applied Industrial Technologies Inc.	11,820	318,313
GATX Corp.	11,430	452,285
H&E Equipment Services Inc.	300	2,898	A
Houston Wire & Cable Co.	2,000	34,340
Interline Brands Inc.	3,650	59,167	A
Rush Enterprises Inc.	6,290	80,512	A
TAL International Group Inc.	5,020	104,516
United Rentals Inc.	26,900	409,956	A
WESCO International Inc.	11,100	357,198	A
Willis Lease Finance Corp.	2,320	25,914	A

		1,845,099

Transportation Infrastructure — N.M.
CAI International Inc.	3,800	42,028	A

Information Technology — 8.9%
Communications Equipment — 0.8%
Bel Fuse Inc.	2,500	71,175
Black Box Corp.	4,800	165,744
Communications Systems Inc.	2,400	25,536
Endwave Corp.	2,300	11,546	A
Globecomm Systems Inc.	4,300	37,582	A
Oplink Communications Inc.	5,000	60,350	A
Performance Technologies Inc.	3,230	14,147	A
Sycamore Networks Inc.	79,360	256,333	A
Symmetricom Inc.	12,400	61,628	A

		704,041

40	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 0.6%
Adaptec Inc.	33,800	$110,864	A
Hutchinson Technology Inc.	6,600	76,428	A
Imation Corp.	10,400	234,936
Rackable Systems Inc.	6,760	66,316	A
Super Micro Computer Inc.	8,500	76,585	A

		565,129

Electronic Equipment, Instruments & Components — 3.7%
Benchmark Electronics Inc.	49,290	694,003	A
Coherent Inc.	2,560	91,008	A
CPI International Inc.	3,480	50,391	A
CTS Corp.	9,390	120,004
Data I/O Corp.	2,300	9,637	A
DDi Corp.	4,520	23,504	A
Electro Scientific Industries Inc.	7,710	109,636	A
Frequency Electronics Inc.	1,920	8,007
Insight Enterprises Inc.	9,800	131,418	A
Methode Electronics Inc.	10,500	93,870
Multi-Fineline Electronix Inc.	5,300	78,387	A
Newport Corp.	10,000	107,800	A
PC Mall Inc.	3,500	23,905	A
Plexus Corp.	4,100	84,870	A
RadiSys Corp.	5,720	49,192	A
Richardson Electronics Ltd.	3,900	24,180
SYNNEX Corp.	34,480	770,283	A
Tech Data Corp.	14,760	440,586	A
TESSCO Technologies Inc.	800	10,240	A
TTM Technologies Inc.	9,200	91,264	A
Vishay Intertechnology Inc.	68,315	452,245	A
Zygo Corp.	4,500	56,610	A

		3,521,040

Semi-Annual Report to Shareholders	41

	Shares/Par	Value
Information Technology — Continued
Internet Software and Services — 1.0%
EasyLink Services International Corp.	6,500	$21,385	A
ModusLink Global Solutions Inc.	13,500	129,735	A
RealNetworks Inc.	39,920	202,793	A
Spark Networks Inc.	6,300	24,570	A
United Online Inc.	61,580	579,468

		957,951

IT Services — 0.6%
Ciber Inc.	16,800	117,432	A
Computer Task Group Inc.	4,390	28,535	A
Convergys Corp.	3,800	56,164	A
CSG Systems International Inc.	9,600	168,288	A
Edgewater Technology Inc.	1,180	5,735	A
Ness Technologies Inc.	8,040	92,219	A
StarTek Inc.	4,080	26,194	A
TechTeam Global Inc.	2,900	21,518	A
Tier Technologies Inc.	5,380	39,973	A

		556,058

Semiconductors and Semiconductor Equipment — 2.1%
Amkor Technology Inc.	48,300	307,671	A
Applied Micro Circuits Corp.	2,000	11,960	A
California Micro Devices Corp.	6,100	18,239	A
Cascade Microtech Inc.	3,600	15,228	A
Cymer Inc.	4,100	103,853	A
Entegris Inc.	27,600	133,584	A
Exar Corp.	9,800	75,068	A
Integrated Device Technology Inc.	36,700	285,526	A
Integrated Silicon Solution Inc.	5,680	13,121	A
Kulicke and Soffa Industries Inc.	16,960	76,490	A
MKS Instruments Inc.	38,360	763,747	A
Nanometrics Inc.	1,470	3,102	A
Rudolph Technologies Inc.	7,040	58,995	A

42	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — Continued
Silicon Storage Technology Inc.	28,300	$92,258	A
White Electronic Designs Corp.	6,220	31,100	A

		1,989,942

Software — 0.1%
CallWave Inc.	4,200	7,938	A
Catapult Communications Corp.	3,700	17,797	A
Dynamics Research Corp.	2,580	19,814	A
Pervasive Software Inc.	5,480	22,468	A
Versant Corp.	989	19,147	A

		87,164

Materials — 3.3%
Chemicals — 1.8%
GenTek Inc.	2,800	71,988	A
LSB Industries Inc.	5,400	74,790	A
Material Sciences Corp.	3,780	21,735	A
Olin Corp.	43,030	834,782
OM Group Inc.	4,270	96,075	A
PolyOne Corp.	48,290	311,471	A
Spartech Corp.	1,460	14,454
Westlake Chemical Corp.	11,080	233,012

		1,658,307

Construction Materials — 0.5%
Headwaters Inc.	36,020	480,867	A
U.S. Concrete Inc.	5,700	25,479	A

		506,346

Metals and Mining — 0.9%
A.M. Castle and Co.	5,790	100,051
Friedman Industries Inc.	550	3,658
Gibraltar Industries Inc.	15,752	294,720
Olympic Steel Inc.	2,300	67,827
Schnitzer Steel Industries Inc.	3,300	129,492

Semi-Annual Report to Shareholders	43

	Shares/Par	Value
Materials — Continued
Metals and Mining — Continued
Synalloy Corp.	1,700	$23,035
Universal Stainless and Alloy Products Inc.	1,860	47,523	A
Worthington Industries Inc.	9,050	135,207

		801,513

Paper and Forest Products — 0.1%
Kapstone Paper and Packaging Corp.	7,000	44,450	A
Schweitzer-Mauduit International Inc.	4,260	80,897

		125,347

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Cincinnati Bell Inc.	49,170	151,935	A

Utilities — 4.6%
Electric Utilities — 2.1%
El Paso Electric Co.	8,300	174,300	A
Great Plains Energy Inc.	17,030	378,407
IDACORP Inc.	29,870	868,918
Portland General Electric Co.	25,510	603,566

		2,025,191

Gas Utilities — 1.7%
Nicor Inc.	7,290	323,312
Southwest Gas Corp.	6,670	201,834
WGL Holdings Inc.	32,070	1,040,671

		1,565,817

44	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Utilities — Continued
Multi-Utilities — 0.8%
Avista Corp.	12,250	$265,948
Black Hills Corp.	10,020	311,321
CH Energy Group Inc.	4,340	189,094

		766,363

Total Common Stocks and Equity Interests (Cost — $98,199,849)		92,508,675

Repurchase Agreement — 0.6%
JPMorgan Chase and Co. 1.00%, dated 9/30/08, to be repurchased at $628,874 on 10/1/08 (Collateral: $645,000 Freddie Mac bond, 3.140% due 2/28/07, value $643,388)	628,857	628,857

Total Repurchase Agreements (Cost — $628,857)		628,857

Total Investments — 98.5% (Cost — $98,828,706)B		93,137,532
Other Assets Less Liabilities — 1.5%		1,387,307

Net Assets — 100.0%		$94,524,839

N.M. Not Meaningful.

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,080,804
Gross unrealized depreciation	(13,771,978)

Net unrealized depreciation	$(5,691,174)

See notes to financial statements.

Semi-Annual Report to Shareholders	45

Statement of Assets and Liabilities

U.S. Small-Capitalization Value Trust

September 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost – $98,199,849)		$92,508,675
Short-term securities at value (Cost – $628,857)		628,857
Cash		628,856
Receivable for securities sold		1,245,444
Dividends and interest receivable		117,819
Receivable for fund shares sold		69,381

Total assets		95,199,032
Liabilities:
Payable for fund shares repurchased	$280,660
Payable for securities purchased	155,594
Accrued distribution and service fees	56,294
Accrued management fee	57,026
Accrued expenses	124,619

Total liabilities		674,193

Net Assets		$94,524,839

Net assets consist of:
Accumulated paid-in-capital		$106,720,087
Overdistributed net investment income		(119,049)
Accumulated net realized loss on investments		(6,385,025)
Net unrealized depreciation on investments		(5,691,174)

Net Assets		$94,524,839

Net Asset Value Per Share:
Primary Class (8,910,227 shares outstanding)		$9.03

Institutional Class (1,353,325 shares outstanding)		$10.40

See notes to financial statements.

46	Semi-Annual Report to Shareholders

Statement of Operations

U.S. Small-Capitalization Value Trust

For the Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Dividends	$1,016,267
Interest	21,298

Total income		$1,037,565

Expenses:
Management fees	463,703
Distribution and service fees:
Primary Class	467,060
Audit and legal fees	20,650
Custodian fees	22,101
Directors’ fees and expenses	23,035
Registration fees	19,732
Reports to shareholders	47,000
Transfer agent and shareholder servicing expense:
Primary Class	47,516
Institutional Class	6,254
Other expenses	15,007

	1,132,058
Less: Fees waived and expenses reimbursed	(113,210)
Compensating balance credits	(104)

Net expenses		1,018,744

Net Investment Income		18,821
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(6,382,927)
Change in unrealized appreciation/(depreciation) of investments	2,048,618

Net Realized and Unrealized Loss on Investments		(4,334,309)

Change in Net Assets Resulting From Operations		$(4,315,488)

See notes to financial statements.

Semi-Annual Report to Shareholders	47

Statement of Changes in Net Assets

U.S. Small-Capitalization Value Trust

	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
	(Unaudited)
Change in Net Assets:

Net investment income	$18,821	$514,176

Net realized gain/(loss)	(6,382,927)	20,425,094

Change in unrealized appreciation/(depreciation)	2,048,618	(56,545,169)

Change in net assets resulting from operations	(4,315,488)	(35,605,899)

Distributions to shareholders from:
Net investment income:
Primary Class	(196,623)	—
Institutional Class	(259,266)	—
Net realized gain on investments:
Primary Class	(208,539)	(23,950,967)
Institutional Class	(28,656)	(3,985,324)

Change in net assets from fund share transactions:
Primary Class	(19,240,458)	(49,660,316)
Institutional Class	(10,517,143)	673,996

Change in net assets	(34,766,173)	(112,528,510)

Net Assets:

Beginning of period	129,291,012	241,819,522

End of period	$94,524,839	$129,291,012

(Over)/Undistributed net investment income	$(119,049)	$318,019

See notes to financial statements.

48	Semi-Annual Report to Shareholders

Financial Highlights

U.S. Small-Capitalization Value Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007		2006	2005	2004
	(Unaudited)
Net asset value, beginning of period	$9.50		$13.73		$14.51		$14.43	$14.52	$8.93

Investment operations:
Net investment income/(loss)	(.01	)A	.01	A	(.02	)A	(.06)	(.05)	(.07)
Net realized and unrealized gain/(loss)	(.42)		(2.30)		.98		1.77	1.38	5.75

Total from investment operations	(.43)		(2.29)		.96		1.71	1.33	5.68

Distributions from:
Net investment income	(.02)		—		—		—	—	—
Net realized gain on investments	(.02)		(1.94)		(1.74)		(1.63)	(1.42)	(.09)

Total distributions	(.04)		(1.94)		(1.74)		(1.63)	(1.42)	(.09)

Net asset value, end of period	$9.03		$9.50		$13.73		$14.51	$14.43	$14.52

Total return	(4.54	)%B	(17.94)%		7.00%		12.63%	9.67%	63.71%

Ratios to Average Net Assets:C
Total expenses	2.21	%D	2.05%		2.04%		2.01%	2.00%	2.05%
Expenses net of waivers, if any	2.00	%D	2.00%		2.00%		2.00%	2.00%	2.00%
Expenses net of all reductions	2.00	%D	2.00%		2.00%		2.00%	2.00%	2.00%
Net investment income (loss)	(.11	)%D	.10%		(.15)%		(.40)%	(.39)%	(.61)%
Supplemental Data:
Portfolio turnover rate	26.2	%B	31.7%		28.9%		30.9%	46.7%	44.3%
Net assets, end of period (in thousands)	$80,447		$104,013		$207,926		$232,061	$242,719	$226,351

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders	49

Institutional Class:

	Six Months Ended September 30, 2008		Years Ended March 31,
			2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$11.05		$15.48		$15.99		$15.59		$15.39	$9.36

Investment operations:
Net investment income	.05	A	.16	A	.13	A	—	E	.09	.05
Net realized and unrealized gain/(loss)	(.49)		(2.65)		1.10		2.03		1.53	6.07

Total from investment operations	(.44)		(2.49)		1.23		2.03		1.62	6.12

Distributions from:
Net investment income	(.19)		—		—		—		—	—
Net realized gain on investments	(.02)		(1.94)		(1.74)		(1.63)		(1.42)	(.09)

Total distributions	(.21)		(1.94)		(1.74)		(1.63)		(1.42)	(.09)

Net asset value, end of period	$10.40		$11.05		$15.48		$15.99		$15.59	$15.39

Total return	(4.07	)%B	(17.17)%		8.09%		13.81%		11.06%	65.49%

Ratios to Average Net Assets:C
Total expenses	1.18	%D	1.01%		1.00%		.98%		.93%	.98%
Expenses net of waivers, if any	1.00	%D	1.00%		1.00%		.98%		.93%	.98%
Expenses net of all reductions	1.00	%D	1.00%		1.00%		.98%		.93%	.98%
Net investment income	.83	%D	1.13%		.85%		.66%		.69%	.41%
Supplemental Data:
Portfolio turnover rate	26.2	%B	31.7%		28.9%		30.9%		46.7%	44.3%
Net assets, end of period (in thousands)	$14,078		$25,278		$33,894		$35,997		$14,349	$10,351

E	Amount less than $.01 per share.

See notes to financial statements.

50	Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Investors Trust, Inc. (Unaudited)

1. Organization and Significant Accounting Policies:

Legg Mason Investors Trust, Inc. (“Corporation”), consisting of American Leading Companies Trust (“American Leading Companies”) and U.S. Small-Capitalization Value Trust (“U.S. Small-Cap”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

Each Fund consists of three classes of shares: Primary Class, Institutional Class and Financial Intermediary Class. The Financial Intermediary Class is not currently active in either Fund. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for reporting methods of measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships

Semi-Annual Report to Shareholders	51

between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing each Fund’s assets carried at fair value:

American Leading Companies Trust

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$362,665,462	$362,665,462	—	—
Other Financial Instruments*	—	—	—	—

Total	$362,665,462	$362,665,462	—	—

U.S. Small-Capitalization Value Trust

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$93,137,532	$92,508,675	$628,857	—
Other Financial Instruments*	—	—	—	—

Total	$93,137,532	$92,508,675	$628,857	—

*	Other financial instruments include options, futures, swaps and forward contracts.

52	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2008, security transactions (excluding short-term investments were:)

	Purchases	Proceeds From Sales
American Leading Companies	$60,463,346	$198,308,007
U.S. Small-Cap	28,416,741	59,114,761

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, a fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization on the collateral by a fund may be delayed or limited.

Semi-Annual Report to Shareholders	53

Compensating Balance Credits

Each Fund has an arrangement with their custodian bank whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

American Leading Companies has entered into a directed brokerage agreement with State Street Bank & Trust Company (“State Street”). Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended September 30, 2008, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for each Fund. Distributions from net realized capital gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within each Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Funds are subject to foreign income taxes imposed by certain countries in which each invests. Foreign income taxes are accrued by the Funds and withheld from dividend and interest income.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against that Fund in the future and, therefore, cannot be estimated. However, based on experience, the risk of material loss from such claims is considered remote.

54	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

2. Federal Income Taxes:

It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in either Fund’s financial statements.

Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in either Fund’s financial statements. Each Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2008.

3. Transactions With Affiliates:

American Leading Companies has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rates of the Fund’s average daily net assets shown in the table below.

U.S. Small-Cap has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides U.S. Small-Cap with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at the annual rate of the Fund’s average daily net assets shown in the table below.

The following chart summarizes the management fees for each of the Funds:

Fund	Management Fee	Asset Breakpoint
American Leading Companies	0.70%	on assets up to $2 billion
	0.65%	on assets in excess of $2 billion

U.S. Small-Cap	0.85%	on assets up to $100 million
	0.75%	on assets $100 million – $1 billion
	0.65%	on assets in excess of $1 billion

Semi-Annual Report to Shareholders	55

LMCM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund’s average daily net assets until August 1, 2008. These voluntary waivers may be terminated at any time. For the six months ended September 31, 2008, LMFA waived distribution fees and reimbursed expenses in the amount of $113,210 for U.S. Small-Cap.

The following chart summarizes the expense limitations for each of the Funds:

Fund	Primary Class Expense Limitation	Institutional Class Expense Limitation
American Leading Companies	1.95%	0.95%
U.S. Small-Cap	2.00%	1.00%

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to U.S. Small-Cap. Brandywine Global is responsible, subject to the general supervision of LMFA, for the actual investment activity of the Fund. LMFA pays Brandywine Global a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.

Legg Mason Investor Services, LLC (“LMIS”), serves as the Funds’distributor. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

Fund	Distribution Fee	Service Fee
American Leading Companies
Primary Class	0.75%	0.25%
U.S. Small-Cap
Primary Class	0.75%	0.25%

LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMCM. For LMFA’s services to American Leading Companies, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.

LMCM, LMFA, Brandywine Global and LMIS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund(s) until distributed in accordance with the Plan.

56	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Investors Trust, Inc. — Continued

4. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the six months ended September 30, 2008.

5. Fund Share Transactions:

At September 30, 2008, there were 250,000,000 and 50,000,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies and U.S. Small-Cap, respectively. At September 30, 2008, there were 100,000,000 shares authorized at $.001 par value for the Financial Intermediary Class of each of American Leading Companies and U.S. Small-Cap, (the Financial Intermediary Class of each Fund is not currently operational). At September 30, 2008, there were 250,000,000 and 50,000,000 shares authorized at $.001 par value for the Institutional Classes of American Leading Companies and U.S. Small-Cap, respectively.

Share transactions are detailed below:

American Leading Companies Trust

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	1,100,752	$20,622,487	2,357,186	$56,648,242
Shares issued on reinvestment	66,629	1,223,311	1,793,915	42,205,622
Shares repurchased	(6,641,446)	(120,556,403)	(7,694,594)	(180,928,172)

Net Decrease	(5,474,065)	$(98,710,605)	(3,543,493)	$(82,074,308)

Institutional Class
Shares sold	372,031	$7,520,122	978,756	$24,402,089
Shares issued on reinvestment	27,448	529,461	188,146	4,645,699
Shares repurchased	(2,492,378)	(46,121,383)	(639,339)	(15,753,757)

Net Increase (Decrease)	(2,092,899)	$(38,071,800)	527,563	$13,294,031

Semi-Annual Report to Shareholders	57

U.S. Small-Capitalization Value Trust

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	323,437	$3,068,488	546,261	$6,603,007
Shares issued on reinvestment	42,395	403,602	2,093,967	22,785,853
Shares repurchased	(2,408,522)	(22,712,548)	(6,828,085)	(79,049,176)

Net Decrease	(2,042,690)	$(19,240,458)	(4,187,857)	$(49,660,316)

Institutional Class
Shares sold	212,832	$2,318,282	822,469	$11,074,327
Shares issued on reinvestment	26,319	287,922	319,399	3,985,324
Shares repurchased	(1,173,621)	(13,123,347)	(1,043,915)	(14,385,655)

Net Increase (Decrease)	(934,470)	$(10,517,143)	97,953	$673,996

6. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows.

The Funds’ investment policies do not permit the Funds to engage in derivative transactions. Unless the Funds’ investment policies change and the Funds begin engaging in derivative transactions, FAS 161 will have no impact on the Funds’ disclosures.

Notes

Notes

Notes

Fund Information

Investment Managers

For American Leading Companies Trust:

Legg Mason Capital Management, Inc.

Baltimore, MD

For U.S. Small-Cap Value Trust:

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Advisers

For American Leading Companies Trust:

Legg Mason Capital Management, Inc.

Baltimore, MD

For U.S. Small-Cap Value Trust:

Brandywine Global Investment Management, LLC

Philadelphia, PA

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Fund

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Taxable Bond Funds

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Fund

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services-Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS, P.O. Box 8037
P.O. Box 55214	Boston, MA 02206-8037
Boston, MA 02205-8504	888-425-6432
800-822-5544	www.lminstitutionalfunds.com
www.leggmason.com/individualinvestors

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. Subsidiary
LMF-013/S (11/08) TN08-3395

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: November 24, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.

Date: November 24, 2008